Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	May 28, 2013
Document Effective Date	May 31, 2013
Prospectus Date	Mar. 01, 2013
Alger Health Sciences Fund | Alger Health Sciences Fund Class A
Risk/Return:
Trading Symbol	AHSAX
Alger Health Sciences Fund | Alger Health Sciences Fund Class B
Risk/Return:
Trading Symbol	AHSBX
Alger Health Sciences Fund | Alger Health Sciences Fund Class C
Risk/Return:
Trading Symbol	AHSCX
Class A,B,C Prospectus | Alger International Growth Fund | Alger LargeCap Growth Fund Class A
Risk/Return:
Trading Symbol	ALGAX
Class A,B,C Prospectus | Alger International Growth Fund | Alger LargeCap Growth Fund Class B
Risk/Return:
Trading Symbol	AFGPX
Class A,B,C Prospectus | Alger International Growth Fund | Alger LargeCap Growth Fund Class C
Risk/Return:
Trading Symbol	ALGCX
Class I Prospectus | Alger International Growth Fund | Class I
Risk/Return:
Trading Symbol	AIGIX
Class Z Prospectus | Alger International Growth Fund | Alger LargeCap Growth Fund Class Z
Risk/Return:
Trading Symbol	ALCZX